Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Information about Non-Current and Current Investments
Million US dollar	2017	2016

Non-current investments
Investments in unquoted companies – available for sale	76	58
Debt securities held to maturity	24	24

	100	82

Current investments
Debt securities held for trading	1 304	5 659

	1 304	5 659

[15]	Brasseries Internationales Holding Ltd, Société des Brasseries et Glacières Internationales SA, Algerienne de Bavaroise Spa, BIH Brasseries Internationales Holding (Angola) Ltd, Marocaine d’Investissements et de Services SA, Skikda Bottling Company SARL, Société de Boissons de I’Ouest Algerien SARL, and Société des Nouvelles Brasseries together make up Castel’s African beverage operations. Details of individual ownership percentages are included in Note 36 AB InBev companies.